RELATED PARTY TRANSACTIONS - Related Party Costs (FY) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Receivable	$ 4,236		$ 4,236		$ 16,838	$ 34,194
Payable	30,282		30,282		979,174	907,377
Asset management fees
Related Party Transaction [Line Items]
Related Party Transaction, Other Revenues from Transactions with Related Party	680,018	$ 477,915	1,360,037	$ 879,230
Incurred					2,004,760	872,281
Receivable	0		0		0	0
Payable	0		0		0	567,661
Subordinated participation fees
Related Party Transaction [Line Items]
Incurred					839,050	315,802
Receivable	0		0		0	0
Payable	0		0		839,050	315,802
Fees to affiliates
Related Party Transaction [Line Items]
Incurred					2,843,810	1,188,083
Receivable					0	0
Payable					0	0
Property management fees
Related Party Transaction [Line Items]
Incurred					174,529	20,251
Receivable	0		0		0	0
Payable	0		0		96,792	7,969
Directors and officers insurance and other reimbursements
Related Party Transaction [Line Items]
Incurred					128,512	0
Receivable					0	0
Payable					30,164	0
Expense reimbursements from Sponsor
Related Party Transaction [Line Items]
Incurred					1,136,469	2,324,598
Receivable	4,236		4,236		16,838	34,194
Payable	2,313		2,313		0	0
Waiver of asset management fees
Related Party Transaction [Line Items]
Related Party Transaction, Other Revenues from Transactions with Related Party	0			$ 0		143,540
Incurred					0	143,540
Receivable					0	0
Payable					0	0
Waiver of Assets Management Fees Not Subject To Recoupment
Related Party Transaction [Line Items]
Related Party Transaction, Other Revenues from Transactions with Related Party					0	143,540
Acquisition fees
Related Party Transaction [Line Items]
Incurred					2,752,339	3,661,684
Receivable	0		0		0	0
Payable	0		0		0	0
Financing coordination fees
Related Party Transaction [Line Items]
Incurred					262,050	326,600
Receivable	0		0		0	0
Payable	0		0		0	0
Reimbursable organizational and offering expenses
Related Party Transaction [Line Items]
Incurred			5,120,687		1,503,062	1,986,147
Receivable	0		0		0	0
Payable	$ 27,969		$ 27,969		13,168	15,945
Due to REIT I
Related Party Transaction [Line Items]
Incurred					0	48,418
Receivable					0	0
Payable					0	0
Payable to TIC
Related Party Transaction [Line Items]
Incurred					0	363,168
Receivable					0	0
Payable					$ 0	$ 0